Share-based payments (Details Narrative) - SEK (kr) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Weighted average fair value of options	kr 6.12
Number of option, granted	kr 7,513
Number of option, granted	23.34
Total expenses	kr 5,549	kr 10,171
Weighted average fair value of warrants	kr 37.38
Estimated fair values of warrants	kr 16,719
Share-based payments	kr 10,080